JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)

LONG POSITIONS - 92.5%

COMMON STOCKS - 80.3%

Aerospace & Defense - 1.0%
Northrop Grumman Corp.	1		379
Raytheon Technologies Corp.	10		694

			1,073

Air Freight & Logistics - 0.1%
FedEx Corp.	—	(a)	74
United Parcel Service, Inc., Class B	—	(a)	58

			132

Auto Components - 0.9%
Aptiv plc	2		268
Lear Corp.	1		107
Magna International, Inc. (Canada)	8		596

			971

Automobiles - 0.1%
General Motors Co.	2		93

Banks - 1.9%
Bank of America Corp.	9		270
Regions Financial Corp.	21		360
SVB Financial Group*	—	(a)	133
Truist Financial Corp.	10		473
Wells Fargo & Co.	24		718

			1,954

Beverages - 0.9%
Coca-Cola Co. (The)	3		165
Constellation Brands, Inc., Class A	2		349
PepsiCo, Inc.	3		384

			898

Biotechnology - 2.4%
AbbVie, Inc.	7		694
Alexion Pharmaceuticals, Inc.*	2		316
Biogen, Inc.*	2		579
BioMarin Pharmaceutical, Inc.*	1		43
Regeneron Pharmaceuticals, Inc.*	1		377
Vertex Pharmaceuticals, Inc.*	2		466

			2,475

Building Products - 1.3%
Fortune Brands Home & Security, Inc.	1		87
Trane Technologies plc	9		1,287

			1,374

Capital Markets - 2.1%
Ameriprise Financial, Inc.	—	(a)	54
Charles Schwab Corp. (The)	8		418
CME Group, Inc.	1		264
Intercontinental Exchange, Inc.	2		263
Morgan Stanley	8		532
S&P Global, Inc.	1		361
State Street Corp.	4		249

			2,141

Chemicals - 4.0%
Air Products and Chemicals, Inc.(b)	1		250
Celanese Corp.	5		615
Corteva, Inc.	6		220
DuPont de Nemours, Inc.	12		971
Eastman Chemical Co.(b)	7		666
Linde plc (United Kingdom)	3		786
PPG Industries, Inc.	4		589

			4,097

Commercial Services & Supplies - 0.1%
Waste Connections, Inc.	1		83

Consumer Finance - 0.9%
Capital One Financial Corp.(b)	9		971

Containers & Packaging - 0.5%
Crown Holdings, Inc.*	3		232
Packaging Corp. of America	2		247

			479

Diversified Financial Services - 0.3%
Voya Financial, Inc.	5		257

Electric Utilities - 1.7%
Eversource Energy	5		401
NextEra Energy, Inc.	11		925
Xcel Energy, Inc.(b)	6		401

			1,727

Electrical Equipment - 0.6%
AMETEK, Inc.	2		221
Eaton Corp. plc	4		433

			654

Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd.	2		295

Energy Equipment & Services - 0.5%
Baker Hughes Co.	28		559

Entertainment - 2.4%
Electronic Arts, Inc.	6		813
Netflix, Inc.*(b)	2		1,197
Warner Music Group Corp., Class A	13		460

			2,470

Equity Real Estate Investment Trusts (REITs) - 3.2%
Brixmor Property Group, Inc.	23		390
Camden Property Trust	5		506
Cousins Properties, Inc.	10		321
Equity LifeStyle Properties, Inc.	6		355
Host Hotels & Resorts, Inc.	4		53
Kimco Realty Corp.	15		240
Prologis, Inc.	3		266
Realty Income Corp.	1		59
SBA Communications Corp.	—	(a)	70
Sun Communities, Inc.	1		75
UDR, Inc.	11		437
Ventas, Inc.	5		234
WP Carey, Inc.	3		231

			3,237

Food Products - 0.5%
Hershey Co. (The)	1		191
Mondelez International, Inc., Class A	5		295

			486

Health Care Equipment & Supplies - 2.5%
Becton Dickinson and Co.	—	(a)	105
Boston Scientific Corp.*	12		411
Danaher Corp.	1		323
Intuitive Surgical, Inc.*	—	(a)	274
Medtronic plc	6		665
Zimmer Biomet Holdings, Inc.	5		794

			2,572

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Health Care Providers & Services - 1.9%
Centene Corp.*	7		448
Cigna Corp.(b)	3		624
CVS Health Corp.	8		583
UnitedHealth Group, Inc.(b)	1		327

			1,982

Hotels, Restaurants & Leisure - 1.7%
Choice Hotels International, Inc.	—	(a)	47
Hilton Worldwide Holdings, Inc.	—	(a)	40
Las Vegas Sands Corp.	4		183
McDonald’s Corp.	4		808
Yum! Brands, Inc.(b)	7		684

			1,762

Household Durables - 0.8%
KB Home	11		469
Lennar Corp., Class A	1		123
Mohawk Industries, Inc.*	—	(a)	69
Toll Brothers, Inc.	4		205

			866

Household Products - 0.3%
Kimberly-Clark Corp.	1		131
Procter & Gamble Co. (The)	2		202

			333

Industrial Conglomerates - 0.1%
Roper Technologies, Inc.	—	(a)	49

Insurance - 1.6%
Chubb Ltd.	5		690
Hartford Financial Services Group, Inc. (The)	9		428
Lincoln National Corp.	1		59
Marsh & McLennan Cos., Inc.	1		83
Progressive Corp. (The)	3		240
Prudential Financial, Inc.	1		112
RenaissanceRe Holdings Ltd. (Bermuda)	1		77

			1,689

Interactive Media & Services - 2.6%
Alphabet, Inc., Class C*(b)	1		1,384
Facebook, Inc., Class A*	4		1,012
ZoomInfo Technologies, Inc., Class A*	6		270

			2,666

Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc.*(b)	1		1,975
Booking Holdings, Inc.*	—	(a)	447

			2,422

IT Services - 5.1%
Booz Allen Hamilton Holding Corp.	3		214
Fiserv, Inc.*(b)	4		456
FleetCor Technologies, Inc.*	3		755
Leidos Holdings, Inc.(b)	8		871
Mastercard, Inc., Class A(b)	5		1,714
PayPal Holdings, Inc.*(b)	1		337
Shopify, Inc., Class A (Canada)*	—	(a)	226
WEX, Inc.*	4		692

			5,265

Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	1		494

Machinery - 3.1%
Deere & Co.	1		339
Ingersoll Rand, Inc.*	16		671
Parker-Hannifin Corp.(b)	3		892
Stanley Black & Decker, Inc.(b)	7		1,247

			3,149

Media - 2.9%
Charter Communications, Inc., Class A*	1		666
Comcast Corp., Class A	11		551
Discovery, Inc., Class C*	39		1,366
Fox Corp., Class A	12		372

			2,955

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.*	9		234

Multiline Retail - 0.6%
Dollar Tree, Inc.*	6		561

Multi-Utilities - 0.9%
Ameren Corp.	4		265
CMS Energy Corp.	1		67
Sempra Energy	5		628

			960

Oil, Gas & Consumable Fuels - 5.2%
Cheniere Energy, Inc.*	6		396
Chevron Corp.(b)	2		200
Cimarex Energy Co.	4		179
ConocoPhillips	14		561
Diamondback Energy, Inc.	31		1,755
EOG Resources, Inc.	5		274
Kinder Morgan, Inc.	17		238
Pioneer Natural Resources Co.(b)	9		1,112
TC Energy Corp. (Canada)	6		258
Williams Cos., Inc. (The)	18		388

			5,361

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The), Class A	3		723

Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	11		671
Elanco Animal Health, Inc.*	5		152
Eli Lilly and Co.	5		1,010

			1,833

Road & Rail - 4.5%
Canadian Pacific Railway Ltd. (Canada)	1		306
CSX Corp.	6		534
Lyft, Inc., Class A*(b)	31		1,385
Norfolk Southern Corp.(b)	4		1,010
Old Dominion Freight Line, Inc.	1		132
Uber Technologies, Inc.*(b)	19		989
Union Pacific Corp.	1		286

			4,642

Semiconductors & Semiconductor Equipment - 5.4%
Advanced Micro Devices, Inc.*(b)	8		720
Analog Devices, Inc.(b)	5		770
Applied Materials, Inc.	6		576
Lam Research Corp.(b)	2		778
Microchip Technology, Inc.	2		289
Micron Technology, Inc.*	10		806
NXP Semiconductors NV (Netherlands)	9		1,442
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	1		119

			5,500

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Software - 3.2%
Ceridian HCM Holding, Inc.*	8	731
Coupa Software, Inc.*	2	485
Intuit, Inc.(b)	1	436
Microsoft Corp.(b)	3	758
Paylocity Holding Corp.*	1	162
salesforce.com, Inc.*	1	306
Workday, Inc., Class A*	2	357

		3,235

Specialty Retail - 3.1%
AutoZone, Inc.*	1	694
Best Buy Co., Inc.	4	421
Home Depot, Inc. (The)	1	238
Lowe’s Cos., Inc.(b)	6	1,006
O’Reilly Automotive, Inc.*(b)	2	732
Ross Stores, Inc.	— (a)	27
TJX Cos., Inc. (The)	1	39

		3,157

Technology Hardware, Storage & Peripherals - 1.4%
Hewlett Packard Enterprise Co.	21	258
Seagate Technology plc	18	1,202

		1,460

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	4	325
NIKE, Inc., Class B	2	281
Ralph Lauren Corp.	1	144

		750

Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	— (a)	152

Water Utilities - 0.4%
American Water Works Co., Inc.	2	360

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc.*(b)	7	833

TOTAL COMMON STOCKS (Cost $60,260)		82,391

SHORT-TERM INVESTMENTS - 12.2%

INVESTMENT COMPANIES - 12.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(c)(d)(Cost $12,470)	12,470	12,478

TOTAL LONG POSITIONS (Cost $72,730)		94,869

SHORT POSITIONS - (68.5)%
COMMON STOCKS - (68.5)%
Aerospace & Defense - (1.3)%
Boeing Co. (The)	(2)	(385)
HEICO Corp.	(2)	(186)
Huntington Ingalls Industries, Inc.	(1)	(116)
L3Harris Technologies, Inc.	(1)	(110)
Lockheed Martin Corp.	(1)	(250)
Textron, Inc.	(5)	(244)

		(1,291)

Air Freight & Logistics - (0.5)%
CH Robinson Worldwide, Inc.	(2)	(193)
Expeditors International of Washington, Inc.	(4)	(336)

		(529)

Auto Components - (0.1)%
Autoliv, Inc. (Sweden)	(2)	(135)

Automobiles - (0.5)%
Ford Motor Co.*	(37)	(390)
Harley-Davidson, Inc.	(2)	(85)

		(475)

Banks - (2.4)%
Associated Banc-Corp.	(3)	(60)
Citizens Financial Group, Inc.	(7)	(262)
First Republic Bank	(3)	(392)
Huntington Bancshares, Inc.	(31)	(407)
KeyCorp	(22)	(364)
PNC Financial Services Group, Inc. (The)	(5)	(785)
US Bancorp	(4)	(176)

		(2,446)

Beverages - (0.1)%
Brown-Forman Corp., Class B	(1)	(66)

Biotechnology - (1.9)%
Amgen, Inc.	(4)	(920)
Gilead Sciences, Inc.	(16)	(1,058)

		(1,978)

Capital Markets - (3.1)%
BlackRock, Inc.	(1)	(397)
Franklin Resources, Inc.	(20)	(523)
Moody’s Corp.	(2)	(520)
MSCI, Inc.	(1)	(399)
Nasdaq, Inc.	(5)	(701)
Northern Trust Corp.	(7)	(608)

		(3,148)

Chemicals - (1.0)%
Albemarle Corp.	(3)	(557)
Ecolab, Inc.	(1)	(291)
RPM International, Inc.	(1)	(42)
Sherwin-Williams Co. (The)	— (a)	(111)

		(1,001)

Commercial Services & Supplies - (0.4)%
Republic Services, Inc.	(5)	(412)

Communications Equipment - (1.3)%
Cisco Systems, Inc.	(20)	(879)
Juniper Networks, Inc.	(18)	(436)

		(1,315)

Construction Materials - (0.5)%
Martin Marietta Materials, Inc.	(1)	(227)
Vulcan Materials Co.	(2)	(316)

		(543)

Consumer Finance - (0.1)%
American Express Co.	(1)	(111)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Containers & Packaging - (2.3)%
Avery Dennison Corp.	(2)	(235)
Ball Corp.	(5)	(435)
International Paper Co.	(15)	(774)
Sealed Air Corp.	(3)	(111)
Silgan Holdings, Inc.	(7)	(257)
Sonoco Products Co.	(9)	(530)

		(2,342)

Diversified Telecommunication Services - (1.8)%
AT&T, Inc.	(34)	(964)
Lumen Technologies, Inc.	(51)	(628)
Verizon Communications, Inc.	(4)	(203)

		(1,795)

Electric Utilities - (1.3)%
American Electric Power Co., Inc.	(10)	(775)
Duke Energy Corp.	(1)	(129)
PPL Corp.	(4)	(121)
Southern Co. (The)	(6)	(351)

		(1,376)

Electrical Equipment - (0.9)%
Acuity Brands, Inc.	(7)	(880)
Hubbell, Inc.	— (a)	(67)

		(947)

Electronic Equipment, Instruments & Components - (0.2)%
Cognex Corp.	(2)	(204)

Energy Equipment & Services - (1.1)%
Halliburton Co.	(37)	(660)
Schlumberger NV	(21)	(465)

		(1,125)

Entertainment - (3.5)%
Spotify Technology SA*	(5)	(1,589)
Take-Two Interactive Software, Inc.*	(8)	(1,639)
Walt Disney Co. (The)*	(2)	(331)

		(3,559)

Equity Real Estate Investment Trusts (REITs) - (3.3)%
AvalonBay Communities, Inc.	(1)	(235)
Crown Castle International Corp.	— (a)	(70)
Digital Realty Trust, Inc.	— (a)	(28)
Duke Realty Corp.	(3)	(135)
Equity Residential	(5)	(332)
Essex Property Trust, Inc.	(1)	(264)
Extra Space Storage, Inc.	(1)	(103)
Iron Mountain, Inc.	(22)	(751)
National Retail Properties, Inc.	(11)	(436)
Simon Property Group, Inc.	(7)	(670)
SL Green Realty Corp.	(4)	(286)
Vornado Realty Trust	(3)	(103)

		(3,413)

Food & Staples Retailing - (4.5)%
Costco Wholesale Corp.	(1)	(452)
Kroger Co. (The)	(41)	(1,423)
Sysco Corp.	(4)	(287)
Walgreens Boots Alliance, Inc.	(21)	(1,077)
Walmart, Inc.	(10)	(1,414)

		(4,653)

Food Products - (1.3)%
Campbell Soup Co.	(9)	(439)
General Mills, Inc.	(8)	(436)
Kellogg Co.	(7)	(426)

		(1,301)

Health Care Equipment & Supplies - (1.6)%
Abbott Laboratories	(6)	(724)
Dentsply Sirona, Inc.	(1)	(46)
Stryker Corp.	(4)	(882)

		(1,652)

Health Care Providers & Services - (0.7)%
Henry Schein, Inc.*	(5)	(358)
Humana, Inc.	(1)	(305)
Patterson Cos., Inc.	(2)	(53)

		(716)

Health Care Technology - (0.5)%
Cerner Corp.	(6)	(461)

Hotels, Restaurants & Leisure - (1.1)%
Chipotle Mexican Grill, Inc.*	— (a)	(432)
Marriott International, Inc., Class A	(1)	(170)
Starbucks Corp.	(5)	(495)

		(1,097)

Household Durables - (0.2)%
NVR, Inc.*	— (a)	(44)
PulteGroup, Inc.	(3)	(114)

		(158)

Household Products - (1.2)%
Clorox Co. (The)	(5)	(958)
Colgate-Palmolive Co.	(4)	(276)

		(1,234)

Industrial Conglomerates - (2.3)%
3M Co.	(6)	(1,129)
General Electric Co.	(115)	(1,226)

		(2,355)

Insurance - (1.7)%
Aflac, Inc.	(6)	(269)
Allstate Corp. (The)	(5)	(586)
Axis Capital Holdings Ltd.	(3)	(115)
Globe Life, Inc.	(1)	(101)
MetLife, Inc.	(5)	(223)
Travelers Cos., Inc. (The)	(3)	(436)

		(1,730)

Interactive Media & Services - (0.3)%
Twitter, Inc.*	(6)	(319)

Internet & Direct Marketing Retail - (0.7)%
ContextLogic, Inc., Class A*	(25)	(750)

IT Services - (2.9)%
Cognizant Technology Solutions Corp., Class A	(1)	(112)
EPAM Systems, Inc.*	— (a)	(122)
Global Payments, Inc.	(1)	(170)
Infosys Ltd., ADR (India)	(19)	(320)
International Business Machines Corp.	(2)	(224)
Jack Henry & Associates, Inc.	(3)	(503)
Paychex, Inc.	(7)	(625)
Snowflake, Inc., Class A*	(1)	(264)
Western Union Co. (The)	(28)	(633)

		(2,973)

Life Sciences Tools & Services - (0.6)%
Agilent Technologies, Inc.	(3)	(339)
PerkinElmer, Inc.	(2)	(312)

		(651)

Machinery - (1.5)%
Caterpillar, Inc.	(4)	(687)
Illinois Tool Works, Inc.	(4)	(680)
PACCAR, Inc.	(2)	(210)

		(1,577)

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Media - (5.0)%
Discovery, Inc., Class A*	(30)	(1,232)
Interpublic Group of Cos., Inc. (The)	(28)	(664)
Omnicom Group, Inc.	(8)	(492)
Sirius XM Holdings, Inc.	(42)	(262)
ViacomCBS, Inc.	(51)	(2,497)

		(5,147)

Multiline Retail - (1.1)%
Macy’s, Inc.	(45)	(671)
Nordstrom, Inc.	(12)	(422)

		(1,093)

Multi-Utilities - (1.1)%
Consolidated Edison, Inc.	(12)	(859)
NiSource, Inc.	(14)	(318)

		(1,177)

Oil, Gas & Consumable Fuels - (4.3)%
Apache Corp.	(11)	(158)
Devon Energy Corp.	(29)	(470)
Enbridge, Inc. (Canada)	(39)	(1,299)
Exxon Mobil Corp.	(16)	(703)
Hess Corp.	(13)	(722)
HollyFrontier Corp.	(3)	(90)
Marathon Oil Corp.	(40)	(292)
Occidental Petroleum Corp.	(33)	(665)
Valero Energy Corp.	(1)	(56)

		(4,455)

Personal Products - (0.1)%
Coty, Inc., Class A	(17)	(105)

Pharmaceuticals - (1.3)%
Johnson & Johnson	(2)	(361)
Pfizer, Inc.	(27)	(973)
Viatris, Inc.*	(2)	(38)

		(1,372)

Professional Services - (0.1)%
TransUnion	(2)	(145)

Road & Rail - (0.9)%
Canadian National Railway Co. (Canada)	(2)	(239)
Heartland Express, Inc.	(9)	(160)
JB Hunt Transport Services, Inc.	(3)	(458)
Werner Enterprises, Inc.	(2)	(84)

		(941)

Semiconductors & Semiconductor Equipment - (2.2)%
Broadcom, Inc.	(2)	(1,095)
Intel Corp.	(18)	(1,020)
QUALCOMM, Inc.	(1)	(124)

		(2,239)

Software - (0.8)%
Adobe, Inc.*	(1)	(428)
Oracle Corp.	(5)	(297)
Palantir Technologies, Inc., Class A*	(2)	(65)

		(790)

Specialty Retail - (0.3)%
Gap, Inc. (The)*	(2)	(46)
Ulta Beauty, Inc.*	— (a)	(55)
Williams-Sonoma, Inc.	(2)	(251)

		(352)

Technology Hardware, Storage & Peripherals - (1.9)%
Apple, Inc.	(4)	(466)
HP, Inc.	(30)	(738)
NetApp, Inc.	(5)	(325)
Western Digital Corp.	(5)	(286)
Xerox Holdings Corp.	(4)	(91)

		(1,906)

Textiles, Apparel & Luxury Goods - (0.2)%
Canada Goose Holdings, Inc. (Canada)*	(1)	(29)
VF Corp.	(2)	(132)

		(161)

Trading Companies & Distributors - (0.2)%
Fastenal Co.	(5)	(249)

Water Utilities - (0.3)%
Essential Utilities, Inc.	(7)	(344)

TOTAL COMMON STOCKS (Proceeds $(67,896))		(70,314)

TOTAL SHORT POSITIONS (Proceeds $(67,896))		(70,314)

Total Investments - 24.0% (Cost $4,834)		24,555
Other Assets Less Liabilities - 76.0%		78,035

Net Assets - 100.0%		102,590

Percentages indicated are based on net assets.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Abbreviations
ADR	American Depositary Receipt

(a)	Amount rounds to less than one thousand.
(b)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $21,945,000.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
S&P 500 E-Mini Index	(18)	03/2021	USD	(3,342)	65

Abbreviations
USD	United States Dollar

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$94,869	$–	$–	$94,869

Total Liabilities for Securities Sold Short(a)	$(70,314)	$–	$–	$(70,314)

Appreciation in Other Financial Instruments
Futures Contracts(a)	$65	$–	$–	$65

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(a)(b)	$23,773	$58,089	$69,388	$2	$2	$12,478	12,470	$2	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.